STOCKHOLDERS' DEFICIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
STOCKHOLDERS' DEFICIT
Subscription payable
Unissued shares under consulting and director agreements	4,450,000
Unissued shares for conversion of debt	14,667
Shares receivable under prior terminated acquisition agreement	(3,096,181)
Net commitment	1,386,486

Unissued shares for conversion of debt	14,667
Unissued shares for TPT MedTech consulting agreements	300,000
Unissued shares for TPT consulting agreements	4,150,000
Shares receivable under terminated acquisition agreement	(3,096,181)
Net commitment	(1,368,486)

Stock option activity
	Options Outstanding	Vested	Vesting Period	Exercise Price Outstanding and Exercisable	Expiration Date

31-Dec-19	3,000,000	3,000,000	12 to 18 months	$0.1	3-1-20 to 3-21-21
Expired	(2,000,000)
31-Dec-20	1,000,000	1,000,000	12 months	0.1	3/21/2021
Expired	(1,000,000)
31-Mar-21	---	---	---	---	---

	Options Outstanding	Vested	Vesting Period	Exercise Price Outstanding and Exercisable	Expiration Date

31-Dec-18	3,093,120	1,954,230	100% at issue and 12 to 18 months	$0.05 to $0.22	12-31-19 to 3-21-21
Expired	(93,120
31-Dec-19	3,000,000	3,000,000	12 to 18 months	0.05 to $0.22	12/31/2019
Expired	(2,000,000			0.1
31-Dec-20	1,000,000	1,000,000	12 months	0.1	3/21/2021

Assumptions
(1)	Dividend yield of 0%
(2)	expected annual volatility of 307% - 311%
(3)	discount rate of 2.2% to 2.3%
(4)	expected life of 2 years, and
(5)	estimated fair value of the Company’s common $0.125 to $0.155 per share.